Convertible Instruments Classified as Equity (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Convertible Equity Instrument [Abstract]
Par value of cConvertible loan notes issued	$ 1,850
Less: Fair value of warrants issued to note holders	(545)
Total convertible loan notes issued	1,305
Accrued interest	52
Total	$ 1,357